Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC FUNDS SERIES TRUST
Prospectus Date	rr_ProspectusDate	Aug. 01, 2016
Supplement [Text Block]	plf1_SupplementTextBlock

SUPPLEMENT DATED APRIL 10, 2017

TO THE PROSPECTUS DATED AUGUST 1, 2016

FOR PACIFIC FUNDS CLASS A, CLASS B, CLASS C, CLASS I, CLASS R,

ADVISOR CLASS AND INVESTOR CLASS SHARES

This supplement revises the Pacific Funds Class A, Class B, Class C, Class I, Class R, Advisor Class and Investor Class shares prospectus dated August 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes in this supplement apply to all Funds, unless otherwise noted, and are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

All references in the Prospectus to Barclays are replaced with “Bloomberg Barclays.”

Fund Summaries section

In the Fees and Expenses of the Fund subsection for each Fund, the last sentence in the first paragraph is deleted and replaced with the following:

More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 108 in the Fund’s prospectus (the “Prospectus”) and in the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.

Pacific Funds Short Duration Income – In the Principal Investment Strategies subsection, the fourth sentence in the first paragraph is deleted and replaced with the following:

Debt securities in which the Fund invests may include those issued by non-U.S. entities denominated in U.S. dollars and are primarily in developed markets.

Pacific Funds Short Duration Income – In the Principal Risks subsection, the following risk is added:

•	Sector Risk: The Fund may be invested more heavily from time to time in a particular sector (which is broader than an industry classification) based on investment opportunities or market conditions. For example, the Fund could invest more heavily in certain sectors at various times relative to its benchmark index. If the Fund is invested more heavily in a particular sector, its performance will be more sensitive to developments that affect that sector. Individual sectors may rise and fall more than the broader market. In addition, issuers within a sector may all react in the same way to economic, political, regulatory or other events. For more information on the Fund’s sector holdings, please refer to its annual report, semi-annual report or quarterly holdings report.

Pacific Funds Short Duration Income – In the Performance subsection, the bar chart titled Calendar Year Total Returns (%) is deleted and replaced with the following:

Calendar Year Total Returns (%)[1]

1.	Class I return for the period 1/1/17 through 3/31/17: 0.84%

Pacific Funds Short Duration Income – In the Performance subsection, the Average Annual Total Returns table is deleted and replaced with the following:

Average Annual Total Returns (For the periods ended December 31, 2016)	1 year	5 years	Since Inception
Class I (incepted December 19, 2011) (before taxes)	2.92%	2.86%	2.84%
Class I (after taxes on distributions)	2.08%	1.92%	1.90%
Class I (after taxes on distributions and sale of Fund shares)	1.65%	1.80%	1.78%
Class A (incepted June 29, 2012) (before taxes)	(0.62%)	N/A	1.49%
Class C (incepted June 29, 2012) (before taxes)	0.75%	N/A	1.44%
Advisor Class (incepted June 29, 2012) (before taxes)	2.77%	N/A	2.42%
Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes) (based on Class I inception date)	1.28%	0.92%	0.92%

Pacific Funds Short Duration Income
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	plf1_SupplementTextBlock

SUPPLEMENT DATED APRIL 10, 2017

TO THE PROSPECTUS DATED AUGUST 1, 2016

FOR PACIFIC FUNDS CLASS A, CLASS B, CLASS C, CLASS I, CLASS R,

ADVISOR CLASS AND INVESTOR CLASS SHARES

This supplement revises the Pacific Funds Class A, Class B, Class C, Class I, Class R, Advisor Class and Investor Class shares prospectus dated August 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes in this supplement apply to all Funds, unless otherwise noted, and are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

All references in the Prospectus to Barclays are replaced with “Bloomberg Barclays.”

Fund Summaries section

In the Fees and Expenses of the Fund subsection for each Fund, the last sentence in the first paragraph is deleted and replaced with the following:

More information about these and other discounts is available from your financial professional and in the Overview of the Share Classes section on page 108 in the Fund’s prospectus (the “Prospectus”) and in the appendix to this Prospectus titled Variations in Sales Charge Waivers and Discounts Available Through Specific Financial Intermediaries.

Pacific Funds Short Duration Income – In the Principal Investment Strategies subsection, the fourth sentence in the first paragraph is deleted and replaced with the following:

Debt securities in which the Fund invests may include those issued by non-U.S. entities denominated in U.S. dollars and are primarily in developed markets.

Pacific Funds Short Duration Income – In the Principal Risks subsection, the following risk is added:

•	Sector Risk: The Fund may be invested more heavily from time to time in a particular sector (which is broader than an industry classification) based on investment opportunities or market conditions. For example, the Fund could invest more heavily in certain sectors at various times relative to its benchmark index. If the Fund is invested more heavily in a particular sector, its performance will be more sensitive to developments that affect that sector. Individual sectors may rise and fall more than the broader market. In addition, issuers within a sector may all react in the same way to economic, political, regulatory or other events. For more information on the Fund’s sector holdings, please refer to its annual report, semi-annual report or quarterly holdings report.

Pacific Funds Short Duration Income – In the Performance subsection, the bar chart titled Calendar Year Total Returns (%) is deleted and replaced with the following:

Calendar Year Total Returns (%)[1]

1.	Class I return for the period 1/1/17 through 3/31/17: 0.84%

Pacific Funds Short Duration Income – In the Performance subsection, the Average Annual Total Returns table is deleted and replaced with the following:

Average Annual Total Returns (For the periods ended December 31, 2016)	1 year	5 years	Since Inception
Class I (incepted December 19, 2011) (before taxes)	2.92%	2.86%	2.84%
Class I (after taxes on distributions)	2.08%	1.92%	1.90%
Class I (after taxes on distributions and sale of Fund shares)	1.65%	1.80%	1.78%
Class A (incepted June 29, 2012) (before taxes)	(0.62%)	N/A	1.49%
Class C (incepted June 29, 2012) (before taxes)	0.75%	N/A	1.44%
Advisor Class (incepted June 29, 2012) (before taxes)	2.77%	N/A	2.42%
Bloomberg Barclays 1-3 Year U.S. Government/Credit Bond Index (reflects no deductions for fees, expenses or taxes) (based on Class I inception date)	1.28%	0.92%	0.92%